ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS (Details)	1 Months Ended
	Jun. 30, 2020 item $ / shares shares	May 31, 2020 item	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) ¥ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Jun. 30, 2021 USD ($) ¥ / shares shares	Jun. 14, 2021 ¥ / shares shares	May 31, 2021 $ / shares	Jun. 26, 2020 USD ($) $ / shares shares	May 21, 2020 USD ($) shares
Class of Warrant or Right [Line Items]
Number of offerings | item	2	2
Number of warrants to purchase ordinary shares	911,112				29,520,000	29,520,000			1,680,000
Exercise price of warrants (in dollars per share) | $ / shares	$ 1.25							$ 2.25	$ 1.25
Fair value of warrants | $				$ 22,880,000					$ 1,639,333	$ 1,689,389
Fair value of the warrant liability			¥ 42,239,816	$ 6,640,000	¥ 190,635,850	$ 5,340,000
Class A ordinary shares
Class of Warrant or Right [Line Items]
Number of warrants to purchase ordinary shares							6,014,102		1,680,000	911,112
Second offering [Member]
Class of Warrant or Right [Line Items]
Number of warrants to purchase ordinary shares			8,814,102	8,814,102
Class of Warrant or Right, Outstanding			34,860,000	34,860,000
Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input			1.25	1.25	0.95	0.95	0.90		0.35	0.40
Warrant life
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input			5.0	5.0	5.5	5.5	5.5
Warrants and rights outstanding, term									5 years 6 months	5 years 6 months
Volatility
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input			109	109	111	111	111		104.26	99.50
Expected dividend yield
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input									0	0